Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,010,200
Previously Paid Amount	0.00
Total Fee Amount	460.86
Total Offset Amount	0.00
Net Fee	460.86
Narrative - Max Aggregate Offering Price	$ 3,010,200
Final Prospectus	true